BUSINESS ACQUISITIONS AND GOODWILL	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
BUSINESS ACQUISITIONS AND GOODWILL
BUSINESS ACQUISITIONS AND GOODWILL

Cantech Acquisition

On July 1, 2017, the Company acquired substantially all of the assets of Cantech, a privately-owned North American supplier of industrial and specialty tapes based in Montreal, Quebec. The assets included the shares of Cantech Industries Inc., Cantech’s US subsidiary (collectively, the “Cantech Acquisition”). The purchase price was financed with funds available under the Revolving Credit Facility. The former shareholders of Cantech have in escrow $10.5 million as of December 31, 2017, related to customary representations, warranties and covenants in the Cantech purchase agreement. The Cantech purchase agreement also contains customary indemnification provisions. As of December 31, 2017, there were no outstanding obligations or indemnifications.

The net cash consideration paid on the closing date was as follows:

July 1, 2017
$
Consideration paid in cash	71,610
Less: cash balances acquired	4,567
67,043

The Cantech Acquisition was accounted for using the acquisition method of accounting. The Cantech Acquisition is expected to further enhance and extend the Company’s product offering, and provide additional distribution channels for the Company’s products in Canada, the US and Europe.

The fair values of net identifiable assets acquired at the date of acquisition were as follows:

July 1, 2017
$
Current assets
Cash	4,567
Trade receivables (1)	8,899
Inventories	15,828
Other current assets	503
Property, plant and equipment	27,275
Intangible assets	11,700
68,772
Current liabilities
Accounts payable and accrued liabilities	3,573
Deferred tax liability	2,943
Provisions	192
6,708
Fair value of net identifiable assets acquired	62,064

(1)	The gross contractual amounts receivable were $9,117 . As of December 31, 2017, the Company has collected substantially all of the outstanding trade receivables.

Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company expects a significant portion of the goodwill to be deductible for income tax purposes. The fair value of goodwill at the date of acquisition was as follows:

July 1, 2017
$
Cash consideration transferred	71,610
Less: fair value of net identifiable assets acquired	62,064
Goodwill	9,546

The Cantech Acquisition’s impact on the Company’s consolidated earnings was as follows:

July 1, 2017 through December 31, 2017
$
Revenue	32,352
Net earnings	137

Had the Cantech Acquisition been effective as of January 1, 2017, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2017
$
Revenue	64,575
Net earnings (1)	1,822

(1)
Adjustments to arrive at net earnings included (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by the acquiree, (iii) the amortization of recorded intangibles and other acquisition method accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

Acquisition-related costs of $1.7 million are excluded from the consideration transferred and are included in the Company’s consolidated earnings in SG&A for the year ended December 31, 2017.

Investment in Capstone

On June 23, 2017, the Company, under a Share Subscription and Shareholder Agreement, purchased 3,250,000 or 99.7% of the issued and outstanding shares of Capstone. The principal purpose of the investment in Capstone is to further extend the Company’s woven products business through a global supply of woven products. The Company invested $5.1 million in cash, funded primarily from the Revolving Credit Facility. There were customary representations, warranties and covenants, and indemnification provisions as part of the Capstone investment. As of December 31, 2017, there were no outstanding obligations or indemnifications.

The balance sheet of Capstone subsequent to the investment was as follows:

June 23, 2017
$
Current assets
Cash	5,066
Other assets	578
5,644
Current liabilities
Accounts payable and accrued liabilities	20
Borrowings, current	559
579
5,065

June 23, 2017
$
Consideration paid for investment	5,050
Plus: remaining non-controlling interest	15
Fair value of net assets	5,065

The Company is partnering with the non-controlling shareholders of Capstone, who are also the shareholders and operators of Airtrax Polymers Private Limited (d/b/a “Airtrax”). Airtrax manufactures and sells woven products that are used in various applications, including in the building and construction industry. The Company has agreed to maintain a minimum 55% interest in Capstone for total cash consideration of approximately $13 million, which is being financed with funds from the Revolving Credit Facility. The shareholders of Airtrax have agreed to arrange a contribution in kind to Capstone of the net assets attributed to Airtrax’s existing woven product manufacturing operations, which are estimated to have a value of approximately $12 million. The legal process to make the contribution of the net assets has begun and is expected to be completed in the first half of 2018. The Company is making payments in several tranches over the same period.

Accordingly, on July 19, 2017, the non-controlling shareholders of Capstone acquired 99,000 additional shares of Capstone for a purchase price of approximately $0.2 million. On August 8, 2017, the Company acquired 3,250,000 additional shares of Capstone for a purchase price of approximately $5.1 million. As of December 31, 2017, the Company and the non-controlling shareholders held 98.4% and 1.6% of the issued and outstanding shares of Capstone, respectively. As a result of the share-purchase activity, the Company recorded a $0.2 million increase to equity attributable to non-controlling interest in the Consolidated Changes in Equity for the twelve months ended December 31, 2017.
The advisory fees and other costs associated with establishing the newly-formed enterprise were $0.5 million and are included in the Company’s consolidated earnings in SG&A for the year ended December 31, 2017.
Powerband Acquisition
On September 16, 2016, the Company purchased 74% of the issued and outstanding shares in Powerband, a global supplier of acrylic adhesive-based carton sealing tapes and stretch films located in Daman, India. The remaining 26% is held by the Desai family, which founded Powerband in 1994. The Powerband Acquisition is intended to further extend the Company’s product offering and presence in the global packaging market. There were customary representations, warranties and covenants and indemnification provisions as part of the Powerband Acquisition. As of December 31, 2017, there were no outstanding obligations or indemnifications.
The net cash consideration paid on the closing date for the acquisitions described above was as follows:

September 16, 2016
$
Consideration paid in cash	41,856
Less: cash balances acquired	1
41,855

The Powerband Acquisition was accounted for using the acquisition method of accounting. The fair values of net identifiable assets acquired and goodwill at the date of acquisition were as follows:

September 16, 2016
$
Current assets
Cash	1
Trade receivables (1)	1,265
Inventories	1,797
Other current assets	436
Property, plant and equipment	9,650
Intangible assets
Customer list	16,213
Non-compete agreement	7,822
37,184
Current liabilities
Accounts payable and accrued liabilities	1,054
Installments on long-term debt	1,244
Long-term debt	107
Pension and other post-retirement benefits	57
Deferred tax liabilities	9,734
12,196
Fair value of net identifiable assets acquired	24,988

(1)	The gross contractual amounts receivable were $1,265. As of December 31, 2016, the Company had collected substantially all of the outstanding trade receivables.
Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company does not expect any of the goodwill recognized as a result of the Powerband Acquisition to be deductible for income tax purposes. The fair value of goodwill at the date of acquisition was as follows:

September 16, 2016
$
Cash consideration transferred	41,856
Plus: Remaining non-controlling interest	6,497
Less: fair value of net identifiable assets acquired	24,988
Goodwill	23,365

The Powerband Acquisition's impact on the Company’s consolidated earnings for the year of acquisition was as follows:

September 16, 2016 through December 31, 2016
$
Revenue	7,591
Net earnings	65

Had the Powerband Acquisition been effective as of January 1 of the year of acquisition, the impact on the Company’s consolidated earnings would have been as follows:

December 31, 2016
$
Revenue	27,663
Net earnings (1)	444

(1)
Adjustments to arrive at net earnings included (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by the acquiree, (iii) the amortization of recorded intangibles and other acquisition method accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

Acquisition-related costs of $1.3 million are excluded from the consideration transferred and are included in the Company’s consolidated earnings in SG&A for the year ended December 31, 2016.
Goodwill
The following table outlines the changes in goodwill during the period:

Total
$
Balance as of December 31, 2015	7,476
Acquired through business combinations	23,365
Balance as of December 31, 2016	30,841
Acquired through business combinations	9,546
Net foreign exchange differences	1,303
Balance as of December 31, 2017	41,690